COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease commitments under non-cancelable operating leases as of December 31, 2013, are as follows:
2014	$1,741
2015	919
2016	815
2017 and thereafter	605

$4,080